CURRENT AND DEFERRED TAX - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT AND DEFERRED TAX [Abstract]
Income/(loss) before income taxes	$ (29,016,269)	$ (19,807,021)	$ (32,933,645)
Applicable statutory rate	27.00%	27.00%	27.00%
Income tax expense at statutory rate	$ (7,834,393)	$ (5,347,895)	$ (8,892,084)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	7,178,704	4,575,777	7,754,853
Change in tax rate	0	127,884	478,929
Rate differential due to foreign operations	340,612	193,084	145,053
Share-based compensation	296,420	470,478	503,033
Non-deductible items	18,657	(19,328)	10,216
Income tax expense	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%